FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
3. FAIR VALUE MEASUREMENTS

Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

The fair value of financial instruments is estimated using available market information and generally accepted valuation methodologies. Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs used to measure fair value are classified into three tiers. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

In instances where inputs used to measure fair value fall into different levels of the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Plan's assessment of the significance of particular inputs to these fair value measurements require judgment and considers factors specific to each asset or liability.

Financial assets and liabilities measured at fair value on a recurring basis are as follows. There are currently no items categorized as Level 2 or 3 within the fair value hierarchy.

	Fair Value Measurements at December 31, 2025, Using
	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2025
Assets:
Applied Industrial Technologies, Inc. Stock Fund
Common Stock	$160,889,571	$—	$—	$160,889,571
Mutual Funds	703,815,938	—	—	703,815,938
Total	$864,705,509	$—	$—	$864,705,509

Investments measured at NAV(a):
Common/collective trust funds: Stable value	62,172,358	—	—	62,172,358

Total investments at fair value	$926,877,867	$—	$—	$926,877,867

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2024
Assets:
Applied Industrial Technologies, Inc. Stock Fund
Common Stock	$178,077,834	$—	$—	$178,077,834
Mutual Funds	606,142,059	—	—	606,142,059
Total	$784,219,893	$—	$—	$784,219,893

Investments measured at NAV(a):
Common/collective trust funds: Stable value	64,119,535	—	—	64,119,535

Total investments at fair value	$848,339,428	$—	$—	$848,339,428

(a)Plan investments measured at net asset value per share (or its equivalent) as a practical expedient to fair value have not been classified in the fair value hierarchy. These amounts are being presented in the tables above to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.